FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total assets	$ 82,052	$ 87,908
Total liabilities	41,815	47,425
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	4,030	1,593
Total liabilities	304	546
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	2,934	699
Total liabilities	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	618	271
Total liabilities	304	245
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	478	623
Total liabilities	0	301
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	208	308
Recurring fair value measurement | Derivative financial current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	208	144
Recurring fair value measurement | Derivative financial current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	164
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	96	238
Recurring fair value measurement | Derivative financial non-current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	96	101
Recurring fair value measurement | Derivative financial non-current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	137
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets	2,980	772
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	2,934	699
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	46	73
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets	373	423
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	373	423
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets	353	268
Recurring fair value measurement | Derivative financial current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	353	268
Recurring fair value measurement | Derivative financial current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets	324	130
Recurring fair value measurement | Derivative financial non-current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	265	3
Recurring fair value measurement | Derivative financial non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 59	$ 127